Condensed consolidated statement of comprehensive income - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Condensed consolidated statement of comprehensive income
Profit/(loss) for the period		£ 2,070	£ (562)
Items that do not qualify for reclassification
Remeasurement of retirement benefit schemes	[1]	(734)	68
(Loss)/profit on fair value of credit in financial liabilities designated at FVTPL due to own credit risk		(25)	83
FVOCI financial assets		8	(120)
Tax		182
Total - Items that do not qualify for reclassification		(569)	31
Items that do qualify for reclassification
FVOCI financial assets		(145)	(111)
Cash flow hedges		(365)	417
Currency translation		(288)	575
Tax		65	(179)
Total - Items that do qualify for reclassification		(733)	702
Other comprehensive (loss)/income after tax		(1,302)	733
Total comprehensive income for the period		768	171
Attributable to:
Ordinary shareholders		535	14
Preference shareholders		9	16
Paid-in equity holders		178	192
Non-controlling interests		46	(51)
Total comprehensive income for the period		£ 768	£ 171

[1]	Following the purchase of ordinary shares from UKGI in March 2021, NatWest Group contributed £500 million to its main pension scheme in line with the memorandum of understanding announced on 17 April 2018. After tax relief, this contribution reduced total equity by £365 million. There was also a pre tax loss of £176 million (€205 million) in relation to the interim re-measurement of the Ulster Bank Pension Scheme (Republic of Ireland), as a result of significant movements in underlying actuarial assumptions (June 2020: net gain of £90 million (€101 million)).